Operating Revenue (Details) (Operating revenue, Significant customers)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
HMM Korea
Operating Revenue
Percentage of operating revenue	24.00%	15.00%	19.00%
CMA CGM
Operating Revenue
Percentage of operating revenue	24.00%	17.00%	17.00%
Hanjin
Operating Revenue
Percentage of operating revenue	17.00%	18.00%
Hanjin | Maximum
Operating Revenue
Percentage of operating revenue			10.00%
YML
Operating Revenue
Percentage of operating revenue	10.00%	14.00%	17.00%
ZIM
Operating Revenue
Percentage of operating revenue		11.00%	14.00%
ZIM | Maximum
Operating Revenue
Percentage of operating revenue	10.00%
CSCL
Operating Revenue
Percentage of operating revenue		10.00%	13.00%
CSCL | Maximum
Operating Revenue
Percentage of operating revenue	10.00%